UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery
Fund –
.
TIDDX International Discovery
Fund–
.
I  Class
TRZKX International Discovery
Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Discovery Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE International Discovery Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Discovery Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/22 4/30/23
Industrials and Business
Services 21.8% 23.5%
Consumer Discretionary 18.0 17.1
Health Care 13.7 11.5
Information Technology 14.4 10.6
Financials 10.1 10.0
Materials 4.9 7.8
Communication Services 5.0 5.6
Real Estate 4.1 4.9
Energy 2.0 3.6
Consumer Staples 2.2 2.8
Utilities 1.1 1.1
Other and Reserves 2.7 1.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Discovery Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/23
Amplifon, Italy 1.8%
MercadoLibre, Argentina 1.6
Ascential, United Kingdom 1.5
BAWAG Group, Austria 1.4
Kanzhun, China 1.4
SPIE, France 1.3
Amadeus IT Group, Spain 1.2
Keywords Studios, United Kingdom 1.1
Shop Apotheke Europe, Germany 1.0
China Resources Mixc Lifestyle Services, China 1.0
Daiwabo Holdings, Japan 1.0
Croda International, United Kingdom 1.0
Hanwa, Japan 0.9
Intermediate Capital Group, United Kingdom 0.9
Rotork, United Kingdom 0.9
Nextage, Japan 0.8
Carel Industries, Italy 0.8
IMCD, Netherlands 0.8
YouGov, United Kingdom 0.8
Descartes Systems Group, Canada 0.8
Shopify, Canada 0.8
Aiful, Japan 0.8
Nippon Soda, Japan 0.8
Majorel Group Luxembourg, Luxembourg 0.8
flatexDEGIRO, Germany 0.8
Total 26.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Discovery Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE International Discovery Fund

INTERNATIONAL DISCOVERY FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,174.60 $6.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.74   6.11
I Class
Actual   1,000.00   1,175.40   5.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.49   5.36
Z Class
Actual   1,000.00   1,181.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.22%, the
2
I Class
was 1.07%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 53.67 $ 98.74 $ 79.63 $ 65.08 $ 62.81 $ 70.89
Investment activities
Net investment
income (loss)
(1)(2)
0.47 0.18 (0.08) 0.05 0.53 0.33
Net realized and
unrealized gain/loss 8.81 (32.33) 23.09 15.29 5.18 (5.95)
Total from
investment activities 9.28 (32.15) 23.01 15.34 5.71 (5.62)
Distributions
Net investment
income — — (0.07) (0.57) (0.32) (0.25)
Net realized gain (1.81) (12.92) (3.83) (0.22) (3.12) (2.22)
Total distributions (1.81) (12.92) (3.90) (0.79) (3.44) (2.47)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — —
(4)
0.01
NET ASSET VALUE
End of period $ 61.14 $ 53.67 $ 98.74 $ 79.63 $ 65.08 $ 62.81

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
17.46% (37.03)% 29.50% 23.79% 10.07% (8.28)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.22%
(6)
1.23% 1.18% 1.19% 1.20% 1.20%
Net expenses after
waivers/payments
by Price Associates 1.22%
(6)
1.23% 1.18% 1.19% 1.20% 1.20%
Net investment
income (loss) 1.60%
(6)
0.25% (0.08)% 0.08% 0.87% 0.46%
Portfolio turnover rate 14.7% 24.6% 29.4% 26.8% 26.0% 31.8%
Net assets, end of
period (in millions) $2,929 $2,647 $5,979 $5,081 $4,673 $4,623
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 53.82 $ 99.01 $ 79.82 $ 65.17 $ 62.92 $ 70.98
Investment activities
Net investment
income
(1)(2)
0.52 0.38 0.06 0.14 0.63 0.42
Net realized and
unrealized gain/loss 8.83 (32.47) 23.12 15.32 5.15 (5.95)
Total from
investment activities 9.35 (32.09) 23.18 15.46 5.78 (5.53)
Distributions
Net investment
income — — (0.16) (0.59) (0.42) (0.32)
Net realized gain (1.81) (13.10) (3.83) (0.22) (3.12) (2.22)
Total distributions (1.81) (13.10) (3.99) (0.81) (3.54) (2.54)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — 0.01 0.01
NET ASSET VALUE
End of period $ 61.36 $ 53.82 $ 99.01 $ 79.82 $ 65.17 $ 62.92

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
17.54% (36.91)% 29.66% 23.95% 10.21% (8.15)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.07%
(5)
1.08% 1.05% 1.06% 1.07% 1.07%
Net expenses after
waivers/payments
by Price Associates 1.07%
(5)
1.08% 1.05% 1.06% 1.07% 1.07%
Net investment
income 1.76%
(5)
0.56% 0.06% 0.21% 1.02% 0.59%
Portfolio turnover rate 14.7% 24.6% 29.4% 26.8% 26.0% 31.8%
Net assets, end of
period (in millions) $3,587 $3,172 $4,661 $3,965 $3,519 $3,110
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/23
. . Year
Ended
10/31/22
2/22/21
(1)
Through
10/31/21
NET ASSET VALUE
Beginning of period $ 54.08 $ 99.53 $ 97.41
Investment activities
Net investment income
(2)(3)
0.84 1.08 1.04
Net realized and unrealized gain/loss 8.88 (32.43) 1.08
Total from investment activities 9.72 (31.35) 2.12
Distributions
Net realized gain (1.81) (14.10) —
NET ASSET VALUE
End of period $ 61.99 $ 54.08 $ 99.53
Ratios/Supplemental Data
Total return
(3)(4)
18.16% (36.23)% 2.18%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 1.06%
(5)
1.07% 1.05%
(5)
Net expenses after waivers/payments by Price Associates 0.00%
(5)
0.00% 0.00%
(5)
Net investment income 2.82%
(5)
1.58% 1.51%
(5)
Portfolio turnover rate 14.7% 24.6% 29.4%
Net assets, end of period (in millions) $137 $122 $197
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD)  (1) 84,200 107,565
Total Argentina (Cost
$8,958
)
107,565
AUSTRALIA 2.1%
Common Stocks 2.1%
ALS  1,654,640 14,441
Cochlear  189,785 31,119
IDP Education  1,570,896 29,512
oOh!media  17,785,816 19,487
OZ Minerals  1,585,666 27,805
Pilbara Minerals  6,222,419 17,710
Total Australia (Cost
$93,027
)
140,074
AUSTRIA 1.8%
Common Stocks 1.8%
BAWAG Group  1,926,845 93,980
Schoeller-Bleckmann Oilfield Equipment  371,042 23,304
Total Austria (Cost
$113,795
)
117,284
BRAZIL 1.8%
Common Stocks 1.3%
Arco Platform, Class A (USD)  (1)(2) 1,666,800 18,168
CI&T, Class A (USD)  (1)(3) 1,017,296 4,008
Grupo SBF  7,428,000 11,304
Intelbras Industria de Telecomunicacao Eletronica Brasileira  4,484,600 20,203
Klabin  8,380,745 32,076
85,759
Preferred Stocks 0.5%
Marcopolo  (3) 45,067,283 32,347
32,347
Total Brazil (Cost
$183,426
)
118,106
CANADA 6.7%
Common Stocks 6.7%
Altus Group  843,200 33,483

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Aritzia (1) 1,445,200 45,931
ATS  (1) 561,100 24,053
CAE  (1) 827,600 18,625
Definity Financial  963,464 26,134
dentalcorp Holdings  (1)(2) 2,577,008 16,871
Descartes Systems Group  (1) 666,800 52,838
Exchange Income  (2) 340,300 13,114
NuVista Energy  (1) 2,127,000 18,462
Orla Mining  (1) 4,241,700 19,160
Richelieu Hardware  715,026 21,501
Shopify, Class A  (1) 1,080,760 52,361
SNC-Lavalin Group  927,800 21,366
Spin Master  1,443,995 41,086
StorageVault Canada  5,170,200 22,095
Wesdome Gold Mines  (1) 2,530,390 15,819
Total Canada (Cost
$337,649
)
442,899
CHINA 13.2%
Common Stocks 7.6%
BOE Varitronix (HKD)  12,472,000 20,399
Bosideng International Holdings (HKD)  32,044,000 15,803
China Overseas Property Holdings (HKD)  21,870,000 24,287
China Resources Gas Group (HKD)  9,927,400 31,334
China Resources Mixc Lifestyle Services (HKD)  (2) 12,756,200 67,628
H World Group (HKD)  (1) 10,563,400 49,413
Haier Smart Home, Class H (HKD)  9,059,400 29,530
Hesai Group, ADR (USD)  (1)(2) 238,386 2,150
Kanzhun, ADR (USD)  (1) 5,080,403 93,937
Li Ning (HKD)  4,039,000 28,886
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,320,400 46,619
Tsingtao Brewery, Class H (HKD)  4,534,000 48,539
Yangzijiang Shipbuilding Holdings (SGD)  46,626,800 43,481
502,006
Common Stocks - China A Shares 5.6%
Beijing Career International, A Shares (CNH)  2,481,000 14,585
China Oilfield Services, A Shares (CNH)  11,204,619 26,188
Fuyao Glass Industry Group, A Shares (CNH)  5,927,438 29,075
Hichain Logistics, A Shares  (1)(4) 4,326,643 14,816
Hongfa Technology, A Shares (CNH)  5,817,532 26,295
Jason Furniture Hangzhou, A Shares (CNH)  6,348,870 34,017
Moon Environment Technology, A Shares (CNH)  7,511,300 16,068
Qingdao Haier Biomedical, A Shares  (4) 2,136,027 21,304
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  3,454,600 14,515
Shandong Pharmaceutical Glass, A Shares (CNH)  5,677,014 20,166

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Shenzhen Megmeet Electrical, A Shares (CNH)  7,566,986 32,875
Toly Bread, A Shares (CNH)  7,984,080 13,217
Warom Technology, A Shares  (4) 10,161,743 40,043
Yantai Jereh Oilfield Services Group, A Shares (CNH)  5,444,644 21,359
YTO Express Group, A Shares (CNH)  6,474,434 16,182
Yunnan Aluminium, A Shares (CNH)  9,659,400 19,886
Zhejiang Supcon Technology, A Shares (CNH)  1,025,926 14,303
374,894
Total China (Cost
$882,609
)
876,900
DENMARK 0.9%
Common Stocks 0.9%
Royal Unibrew  269,596 24,097
Zealand Pharma  (1) 1,023,289 34,608
Total Denmark (Cost
$48,812
)
58,705
EGYPT 0.1%
Common Stocks 0.1%
Integrated Diagnostics Holdings (USD)  19,203,563 8,679
Total Egypt (Cost
$17,434
)
8,679
FINLAND 0.5%
Common Stocks 0.5%
Valmet  929,257 31,438
Total Finland (Cost
$25,747
)
31,438
FRANCE 4.5%
Common Stocks 4.5%
Edenred  470,906 30,597
Esker  135,920 20,693
Eurofins Scientific  720,766 50,345
Gaztransport Et Technigaz  249,524 26,684
Nexity  (2) 1,144,252 30,019
SPIE  2,783,994 86,897
Tikehau Capital  1,162,815 31,924
Virbac  67,953 23,211
Total France (Cost
$219,096
)
300,370

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 4.4%
Common Stocks 4.4%
Adesso  115,123 17,261
Auto1 Group  (1)(2) 749,730 5,916
CANCOM  868,472 31,271
Evotec  (1) 731,254 13,431
flatexDEGIRO  (1)(2) 4,815,323 51,898
Hypoport  (1)(2) 112,240 17,999
Knaus Tabbert  400,468 20,784
Nagarro  (1)(2) 211,272 22,748
Scout24  329,252 20,521
Shop Apotheke Europe  (1)(2) 698,256 69,707
Siltronic  308,210 22,214
Total Germany (Cost
$353,879
)
293,750
HONG KONG 0.3%
Common Stocks 0.3%
Impro Precision Industries  54,349,000 20,157
Total Hong Kong (Cost
$21,124
)
20,157
INDIA 3.5%
Common Stocks 3.5%
Astral  2,338,892 41,581
Blue Star  1,249,409 22,667
CreditAccess Grameen  (1) 1,781,945 21,073
Fine Organic Industries  89,723 4,866
FSN E-Commerce Ventures  (1) 5,115,354 7,663
Info Edge India  291,235 13,486
Page Industries  22,106 10,921
Polycab India  823,079 32,249
TeamLease Services  (1) 542,633 14,138
Torrent Pharmaceuticals  1,329,331 26,822
V-Mart Retail  408,578 10,838
Zomato  (1) 31,530,092 25,058
Total India (Cost
$178,327
)
231,362

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
Cairn Homes (GBP)  29,757,760 33,922
Total Ireland (Cost
$38,111
)
33,922
ITALY 5.1%
Common Stocks 5.1%
Amplifon  (2) 3,197,207 117,369
Ariston Holding  2,782,818 31,782
BFF Bank  2,114,783 20,351
Carel Industries  2,120,186 55,608
Ermenegildo Zegna (USD)  3,064,085 39,619
FinecoBank Banca Fineco  2,597,615 39,374
GVS  (1) 3,107,485 21,209
Technoprobe  (1)(2) 1,537,575 10,939
Total Italy (Cost
$182,124
)
336,251
JAPAN 20.5%
Common Stocks 20.5%
Aida Engineering  2,198,300 13,848
Aiful  (2) 19,212,400 52,257
Daiei Kankyo  2,559,800 34,706
Daiwabo Holdings  3,548,900 66,965
DIC  1,587,300 29,323
Disco  131,400 14,961
eGuarantee  761,500 11,834
Eiken Chemical  1,999,200 23,244
Electric Power Development  2,520,300 40,299
Fukui Computer Holdings  719,300 14,277
Fukuoka Financial Group  682,400 12,853
Hanwa  1,955,800 60,562
Hikari Tsushin  283,200 38,641
Horiba  477,500 26,307
Idec  1,322,800 32,393
IHI  772,100 19,456
Media Do  (1)(2) 449,500 4,639
METAWATER  1,621,900 21,375
Mitsui Mining & Smelting  1,357,500 32,326
Modec  (1) 1,902,400 20,655
Musashi Seimitsu Industry  2,470,600 33,302

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Nakanishi  1,251,200 23,704
NET One Systems  1,125,400 26,535
Nextage  (2) 3,109,200 56,402
Nifco  935,700 26,911
Nippon Ceramic  679,400 13,599
Nippon Seiki  2,801,100 17,827
Nippon Soda  (3) 1,510,300 52,094
Nipro  5,028,500 37,872
Niterra  1,705,000 35,737
Obara Group  (2)(3) 1,353,900 42,559
Persol Holdings  644,800 13,295
Ryohin Keikaku  1,178,300 12,400
Sakata INX  (3) 4,090,900 33,371
Sankyu  453,800 16,005
Sanwa Holdings  1,819,100 19,925
Socionext  316,100 26,196
Stanley Electric  1,091,600 24,624
Sumitomo Seika Chemicals  652,700 21,083
Taiheiyo Cement  2,508,600 44,982
Takeuchi Manufacturing  1,190,200 32,663
Takuma  1,510,500 15,803
Tokai Carbon  1,714,000 15,576
Tokyo Century  808,200 27,804
Tokyo Seimitsu  417,600 15,406
Tokyo Tatemono  3,297,000 41,757
Toyo Tire  2,852,800 33,988
Yellow Hat  2,455,200 34,897
Total Japan (Cost
$1,360,107
)
1,367,238
LUXEMBOURG 0.8%
Common Stocks 0.8%
Majorel Group Luxembourg  (2) 1,604,365 51,974
Total Luxembourg (Cost
$56,271
)
51,974
MEXICO 0.6%
Common Stocks 0.6%
Corp. Inmobiliaria Vesta  (2) 8,125,700 25,607
Grupo Aeroportuario del Sureste, ADR (USD)  61,500 17,609
Total Mexico (Cost
$24,882
)
43,216

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.7%
Common Stocks 1.7%
Aalberts  609,535 28,152
IMCD  360,497 54,269
Van Lanschot Kempen, CVA  946,116 28,758
Total Netherlands (Cost
$44,069
)
111,179
NEW ZEALAND 0.5%
Common Stocks 0.5%
Fisher & Paykel Healthcare  2,088,630 35,826
Total New Zealand (Cost
$2,514
)
35,826
NORWAY 1.1%
Common Stocks 1.1%
Subsea 7  1,939,249 22,166
TGS  3,301,538 51,776
Total Norway (Cost
$71,739
)
73,942
RUSSIA 0.0%
Common Stocks 0.0%
HeadHunter Group, ADR (USD)  (1)(5) 975,900 —
Ozon Holdings, ADR (USD)  (1)(5) 123,954 868
Total Russia (Cost
$25,419
)
868
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Saudi Tadawul Group Holding  330,746 14,845
Total Saudi Arabia (Cost
$9,323
)
14,845
SPAIN 3.2%
Common Stocks 3.2%
Aedas Homes  1,286,887 19,728
Amadeus IT Group, Class A  (1) 1,139,230 80,071
CIE Automotive  875,196 26,391
Fluidra  (2) 2,038,790 34,925
Laboratorios Farmaceuticos Rovi  929,797 41,133

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Linea Directa Aseguradora Cia de Seguros y Reaseguros  (2) 8,898,792 8,212
Total Spain (Cost
$196,344
)
210,460
SWEDEN 1.9%
Common Stocks 1.9%
Avanza Bank Holding  (2) 1,808,925 38,489
Beijer Ref  (2) 1,670,585 27,327
Norva24 Group  (1) 7,293,969 19,967
Olink Holding, ADR (USD)  (1)(2) 1,242,137 26,793
Trelleborg, Class B  (2) 690,548 17,352
Total Sweden (Cost
$92,034
)
129,928
SWITZERLAND 2.1%
Common Stocks 2.1%
ams  (1) 2,498,252 17,253
DKSH Holding  587,456 46,791
Montana Aerospace  (1) 1,840,489 33,357
PolyPeptide Group  408,609 10,253
Sensirion Holding  (1) 165,158 17,919
SKAN Group  138,879 13,424
Total Switzerland (Cost
$182,604
)
138,997
UNITED KINGDOM 17.5%
Common Stocks 17.5%
Abcam, ADR (USD)  (1) 3,082,302 50,211
Adriatic Metals, CDI (AUD)  (1) 9,232,133 22,314
Ascential  (1)(3) 31,011,952 99,591
Auction Technology Group  (1) 2,203,838 19,384
Baltic Classifieds Group  12,755,405 26,050
Big Yellow Group  1,767,724 27,210
Bridgepoint Group  5,956,879 18,093
Croda International  727,049 63,878
Dechra Pharmaceuticals  985,765 46,273
Derwent London  1,038,160 31,342
Diploma  348,276 11,802
Dowlais Group  (1) 6,384,408 10,639
Dr. Martens  10,720,106 22,350
FD Technologies  (1) 1,325,970 31,428
Funding Circle Holdings  (1) 17,557,830 12,129
Genuit Group  4,957,428 18,738
Genus  1,062,475 35,923

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Helios Towers  (1) 20,059,885 26,221
Hiscox  260,951 3,884
Intermediate Capital Group  3,611,058 59,293
IQE  (1)(2)(3) 63,755,960 19,806
Keywords Studios  2,179,088 74,130
Molten Ventures  (1) 6,365,391 22,431
National Express Group  11,332,130 17,319
Ocado Group  (1)(2) 4,902,395 31,201
Oxford Nanopore Technologies  (1) 4,545,026 13,114
Renishaw  406,232 18,426
Rightmove  3,093,235 22,389
Rotork  13,938,599 57,445
Spirax-Sarco Engineering  288,955 40,379
Syncona  (1) 9,502,442 18,425
Trainline  (1) 11,937,039 37,345
Victorian Plumbing Group  404,850 372
Victrex  1,807,282 38,190
Watches of Switzerland Group  (1) 2,806,179 29,375
Weir Group  1,415,486 32,759
YouGov  5,010,230 53,449
Total United Kingdom (Cost
$1,148,473
)
1,163,308
UNITED STATES 0.5%
Common Stocks 0.5%
Kosmos Energy  (1) 4,807,200 30,766
Total United States (Cost
$31,170
)
30,766
VIETNAM 1.2%
Common Stocks 1.2%
Asia Commercial Bank  (1) 15,606,700 17,234
FPT  9,211,206 32,937
Hoa Phat Group  30,265,400 28,040
Total Vietnam (Cost
$81,475
)
78,211
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.83%  (3)(6) 83,027,099 83,027
Total Short-Term Investments (Cost $83,027) 83,027

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.83%  (3)(6) 227,256,855 227,257
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 227,257
Total Securities Lending Collateral (Cost $227,257) 227,257
Total Investments in Securities
103.4% of Net Assets
(Cost $6,340,826) $ 6,878,504
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at April 30, 2023.
(3) Affiliated Companies
(4) See Note 4. China A shares held through the QFII are subject to certain restrictions.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ — $ (734) $ —
Ascential  — 26,890 —
CI&T, Class A  — (4,334) —
IQE  — (10,794) —
Marcopolo  — 7,394 1,675
Media Do  (16,475) 14,733 —
Molten Ventures  (6,555) 5,418 —
Nippon Soda  — 7,038 1,107
Obara Group  — 11,163 457
Sakata INX  — 4,096 341
T. Rowe Price Government Reserve Fund, 4.83% — — 2,427++
Totals $ (23,030)# $ 60,870 $ 6,007+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
Arco Platform, Class A  $ 18,902 $ — $ — $ *
Ascential  59,241 13,460 — 99,591
CI&T, Class A  8,342 — — 4,008
IQE  30,600 — — 19,806
Marcopolo  24,952 1 — 32,347
Media Do  11,002 — 21,096 *
Molten Ventures  29,226 — 12,213 *
Nippon Soda  45,056 — — 52,094
Obara Group  31,396 — — 42,559
Sakata INX  29,275 — — 33,371
T. Rowe Price Government
Reserve Fund, 4.83% 190,991   ¤   ¤ 310,284
Total $ 594,060^

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $6,007 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $638,506.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,340,826) $ 6,878,504
Dividends receivable 23,841
Foreign currency (cost $20,312) 20,284
Receivable for investment securities sold 14,733
Receivable for shares sold 3,314
Cash 312
Other assets 6,691
Total assets 6,947,679
Liabilities
Obligation to return securities lending collateral 227,474
Payable for investment securities purchased 47,046
Investment management fees payable 5,605
Payable for shares redeemed 3,488
Due to affiliates 46
Payable to directors 2
Other liabilities 11,140
Total liabilities 294,801
NET ASSETS $ 6,652,878

T. ROWE PRICE International Discovery Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 639,720
Paid-in capital applicable to 108,572,513 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 6,013,158
NET ASSETS $ 6,652,878
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,929,336; Shares outstanding: 47,910,876) $ 61.14
I Class
(Net assets: $3,586,569; Shares outstanding: 58,452,124) $ 61.36
Z Class
(Net assets: $136,973; Shares outstanding: 2,209,513) $ 61.99

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $5,956) $ 90,707
Securities lending 768
Total income 91,475
Expenses
Investment management 33,487
Shareholder servicing
Investor Class $ 2,127
I Class 142 2,269
Prospectus and shareholder reports
Investor Class 274
I Class 176 450
Custody and accounting 432
Legal and audit 72
Directors 10
Miscellaneous 126
Waived / paid by Price Associates (707)
Total expenses 36,139
Net investment income 55,336

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $1,678) 135,023
Forward currency exchange contracts 189
Foreign currency transactions (152)
Net realized gain 135,060
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $1,842) 827,396
Other assets and liabilities denominated in foreign currencies 2,622
Change in net unrealized gain / loss 830,018
Net realized and unrealized gain / loss 965,078
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,020,414

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 55,336 $ 34,622
Net realized gain 135,060 293,406
Change in net unrealized gain / loss 830,018 (4,160,832)
Increase (decrease) in net assets from operations 1,020,414 (3,832,804)
Distributions to shareholders
Net earnings
Investor Class (86,849) (776,273)
I Class (104,031) (615,703)
Z Class (4,042) (27,787)
Decrease in net assets from distributions (194,922) (1,419,763)
Capital share transactions
*
Shares sold
Investor Class 156,581 492,200
I Class 316,131 1,614,157
Z Class 730 9,756
Distributions reinvested
Investor Class 84,420 742,081
I Class 95,330 554,860
Z Class 4,042 27,787
Shares redeemed
Investor Class (323,816) (1,860,167)
I Class (439,200) (1,208,988)
Z Class (7,828) (14,666)
Increase (decrease) in net assets from capital share
transactions (113,610) 357,020

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 711,882 (4,895,547)
Beginning of period 5,940,996 10,836,543
End of period $ 6,652,878 $ 5,940,996
*Share information (000s)
Shares sold
Investor Class 2,638 6,847
I Class 5,312 23,524
Z Class 12 156
Distributions reinvested
Investor Class 1,451 9,109
I Class 1,634 6,802
Z Class 69 342
Shares redeemed
Investor Class (5,485) (27,194)
I Class (7,440) (18,456)
Z Class (131) (216)
Increase (decrease) in shares outstanding (1,940) 914

T. ROWE PRICE International Discovery Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery
Fund (Investor Class), the International Discovery Fund–I Class (I Class) and the
International Discovery Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE International Discovery Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE International Discovery Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE International Discovery Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE International Discovery Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 390,826 $ 6,144,179 $ 868 $ 6,535,873
Preferred Stocks — 32,347 — 32,347
Short-Term Investments 83,027 — — 83,027
Securities Lending Collateral 227,257 — — 227,257
Total $ 701,110 $ 6,176,526 $ 868 $ 6,878,504

T. ROWE PRICE International Discovery Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2023, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 189
Total $ 189

T. ROWE PRICE International Discovery Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges

T. ROWE PRICE International Discovery Fund

are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai
Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen
Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating
T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in
A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai
Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S.
dollar value. Generally, the fund is not subject to capital gains tax in China related to its
A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering

T. ROWE PRICE International Discovery Fund

its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was
$218,340,000; the value of cash collateral and related investments was $227,474,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $932,600,000 and $1,160,759,000, respectively, for the six months ended
April 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $6,349,672,000. Net unrealized gain aggregated
$518,294,000 at period-end, of which $1,503,789,000 related to appreciated investments and $985,495,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax

T. ROWE PRICE International Discovery Fund

expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE International Discovery Fund

extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
At April 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
April 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $698,000 for T. Rowe Price Services, Inc.; and $63,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At April 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(707)

T. ROWE PRICE International Discovery Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE International Discovery Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Discovery Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Discovery Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price
Japan, Inc. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the
Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE International Discovery Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z
Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense
Group) and third quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative actual management fees and total expenses ranking in the fourth quintiles. The
Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F38-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023